Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization And Principal Activities Tables Abstract
Details of subsidiaries and variable interest entity
Subsidiary	Place of incorporation	Particular of issued and fully paid up capital	Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands	US$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holdings Co. Ltd	PRC	USD3,000,000	100%	-	100%	Investment holding

Variable interest entity
Hubei Chutian Microfinance Co., Ltd	PRC	RMB450,000,000	80%	-	80%	Microfinance lenders

Schedule of accompanying consolidated financial
		As of December 31,
		2017	2018
		RMB’000	RMB’000

Total current assets		853,185	599,931
Total non-current assets		15,266	50,833
Total assets		868,451	650,764

Total current liabilities		273,750	274,316
Total liabilities		273,750	274,316

	For the year ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Interest income on loans	104,896	119,639	141,857
Net profit	41,948	30,676	15,794